Venezuelan Operations	12 Months Ended
Dec. 31, 2013
Venezuelan Operations [Abstract]
Venezuelan Operations

21.Venezuelan operations

The Company conducts business in Venezuela where currency restrictions exist, limiting the Company’s ability to immediately access cash through repatriations at the government’s official exchange rate. The Company’s access to these funds remains available for use within this jurisdiction and is not restricted. The official exchange rate is established by the Central Bank of Venezuela and the Venezuelan Ministry of Finance and the acquisition of foreign currency at the official exchange rate by Venezuelan companies to pay foreign debt or dividends is subject to a registration and approval process by the relevant Venezuelan authorities. Since these restrictions are in place, the Company has not been able to access the official exchange rate to pay royalties nor dividends.

In June, 2010, the Central Bank had introduced a regulated foreign currency exchange system (SITME), pursuant to which companies could acquire, with certain limits, U.S. dollars at an exchange rate of 5.30 Venezuelan Bolívares Fuertes (VEF) per U.S. dollar. As the Company had access to this system since it was implemented, the Company used such regulated rate to remeasure transactions and balances denominated in local currency.

On February 8, 2013, the Venezuelan government announced the devaluation of its currency, from the preexisting official exchange rate of 4.30 VEF per U.S. dollar to 6.30 VEF per U.S. dollar. The previously available regulated foreign currency exchange system (SITME) with an executed rate of 5.30 VEF per U.S. dollar used by the Company to remeasure transactions and balances denominated in local currency was eliminated. In addition, in March 2013, the Venezuelan government announced the creation of a new alternative currency exchange system called SICAD (Supplementary System for the Administration of Foreign Currency), but applicable only to certain imported products. As a result of these announcements the Company concluded that the new official exchange rate of 6.30 VEF per U.S. dollar is the rate applicable for remeasurement purposes as from February 8, 2013. During fiscal year 2013, the Company recognized a foreign currency exchange loss of $15,379 as a result of the exchange rate change.

21.Venezuelan operations (continued)

The SICAD mechanism is an auction that is controlled by the Venezuelan government. For each auction the government indicates which sectors of the economy or products are allowed to participate. Further, the highest bidder is not necessarily the winner of an auction, and even when a bid is accepted the winner typically is not awarded the entire amount requested. When invited to participate, an entity must submit documentation that supports it has a qualifying U.S. dollar liability related to a prospective import transaction. By definition, liabilities related to past import transactions are not eligible to be settled through SICAD. If an entity’s bid is accepted, the Central Bank of Venezuela collects VEF from the entity and remits the U.S. dollars directly to the vendor. The publication of the exchange rates of SICAD auctions started in December 2013 as required by the amended related regulation. The rate published for the last two weeks of 2013 was 11.3 VEF per U.S. dollar.

At December 31, 2013, the Company had participated in only two auctions for a total amount of $1,500, which were executed after year-end. Based on certain factors, including the limited number of SICAD auctions, the Company’s limited access to the SICAD exchange, the restrictions placed on eligible participants and transactions, the amount of USD available for purchase through the auctions process, and the historical lack of official information about the resulting SICAD rate, the Company concluded that it would not be appropriate to use rates coming from the SICAD exchange system for financial reporting purposes at December 31, 2013.

In November 2013, the Venezuelan government established a transitional protection regime for tenants of property used for commercial, industrial or production activities, which regulates the leasing relations and stipulates that the price of the monthly rental may not exceed an amount equal to VEF 250 per square meter. Considering the decrease in revenues from franchised restaurants would be higher than the decrease in rental expense related to Company-operated restaurants, this new regulation is expected to negatively impact the Company’s operating results.

Revenues and operating income of the Venezuelan operations were $415,932 and $43,939, respectively, for fiscal year 2013; $349,570 and $45,164, respectively, for fiscal year 2012; and $278,639 and $31,789, respectively, for fiscal year 2011.

During fiscal years 2013, 2012 and 2011, the Company performed, through its subsidiaries in the Netherlands and the USA, several transactions in promissory notes amounting to VEF 41.0 million, 119.7 million and 50.0 million, respectively, pursuant to which it acquired $1,955,  $13,189 and $5,535, respectively. As a result of these transactions, the Company recognized exchange losses amounting to $4,553,  $9,382 and $3,899 during fiscal years 2013, 2012 and 2011, respectively.

In addition to exchange controls, the Venezuelan market is subject to price controls, which limits the Company’s ability, without a government pre-approval, to increase prices to offset the impact of continuing high inflation on product, labor and other operating costs. The Company continues to closely monitor developments in this dynamic environment, to assess evolving business risks and actively manage its operations in Venezuela.

See Note 27 for details of changes occurred in regulation after year-end.